Accounts Receivable and Other Receivables, Net (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accounts Receivable and Other Receivables, Net [Abstract]
Allowance for doubtful accounts	€ 196,362		€ 174,888
Bad debt expense	23,694	€ 0
Trade receivables	€ 0		€ 283,457